Other Income (Expense), Net	12 Months Ended
Dec. 31, 2011
Other Income (Expense), Net

Note 12. Other Income (Expense), Net

Other income (expense), net is comprised of the following:

	Year Ended December 31,
	2009	2010	2011
Interest income	$196	$52	$69
Interest on long-term debt	$(25)	$(23)	$(14,310)
Amortization of financing costs and loan discount	—	—	(2,108)
Bank charges and other finance costs	—	—	(163)

Interest and finance costs	$(25)	$(23)	$(16,581)
Foreign currency exchange transaction gains (losses), net	$(243)	$2,182	$(73)
Translation loss reclassified from other comprehensive income	(1,033)	—	—
Foreign currency contract losses	(359)	(353)	(522)
Other, net	(136)	(136)	3

Total other income (expense), net	$(1,600)	$1,722	$(17,104)